SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Investments in Unconsolidated Affiliates, at Cost and Investment in Equity Investee - Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
Investments in unconsolidated affiliates [Line Items]
Investments in unconsolidated affiliates, at cost	$ 603
Equity in(loss)/gain of an equity investee, net of tax	3,552	1,372	(87)
Vimicro Wuxi [Member]
Investments in unconsolidated affiliates [Line Items]
Percentage of equity interest disposed				0.10%
Visiondigi [Member]
Investments in unconsolidated affiliates [Line Items]
Beneficially held equity interest			12.03%
Vimicro Qingdao [Member]
Investments in unconsolidated affiliates [Line Items]
Beneficially held equity interest			18.03%
Zhongtianxin [Member]
Investments in unconsolidated affiliates [Line Items]
Equity interest (as a percent)	49.00%
Equity method investment made in cash		468	4,439
Fair value of contributed intellectual properties	11,809
Equity in(loss)/gain of an equity investee, net of tax	3,552	1,372
Vimicro China [Member]
Investments in unconsolidated affiliates [Line Items]
Ownership interest percentage	100.00%
Vimicro China [Member] | Vimicro Wuxi [Member]
Investments in unconsolidated affiliates [Line Items]
Beneficially held equity interest			0.10%
Investments in unconsolidated affiliates, at cost			2
VMF Consulting Company [Member] | Vimicro Wuxi [Member]
Investments in unconsolidated affiliates [Line Items]
Cash consideration of transfer of equity interest				8
VMF Consulting Company [Member] | Zhongtianxin [Member]
Investments in unconsolidated affiliates [Line Items]
Equity interest (as a percent)	2.00%